Consolidated Statements of Income - USD ($) shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Revenues
LNG revenues	$ 1,155	$ 503	$ 2,170	$ 995
LNG revenues—affiliate	178	422	681	753
Regasification revenues	65	65	130	130
Other revenues	9	2	19	4
Other revenues—affiliate	0	0	0	1
Total revenues	1,407	992	3,000	1,883
Operating costs and expenses
Cost of sales (excluding depreciation and amortization expense shown separately below)	698	577	1,535	1,090
Operating and maintenance expense	98	82	193	132
Operating and maintenance expense—affiliate	30	21	56	39
Development expense	1	1	1	1
General and administrative expense	2	2	6	5
General and administrative expense—affiliate	17	23	35	45
Depreciation and amortization expense	106	86	211	152
Total operating costs and expenses	952	792	2,037	1,464
Income from operations	455	200	963	419
Other income (expense)
Interest expense, net of capitalized interest	(184)	(154)	(369)	(284)
Loss on modification or extinguishment of debt	0	0	0	(42)
Derivative gain (loss), net	3	(3)	11	(3)
Other income	7	3	11	3
Total other expense	(174)	(154)	(347)	(326)
Net income	$ 281	$ 46	$ 616	$ 93
Basic and diluted net income (loss) per common unit	$ 0.55	$ (3.71)	$ 1.22	$ (4.50)
Weighted average number of common units outstanding used for basic and diluted net income (loss) per common unit calculation	348.6	57.1	348.6	57.1